Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Total cash outflow for leases	¥ 355	¥ 549	¥ 694